SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans)(Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			272 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Share options
Outstanding - beginning of year	1,534,642	1,707,702	1,844,347
Options granted	625,959	392,879	383,537	11,360,926
Options exercised	287,928	473,616	513,896	5,109,607
Cancelled	115,503	92,323	6,286	4,494,149
Outstanding - year end	1,757,170	1,534,642	1,707,702	1,757,170
Options exercisable at year-end	689,369	644,685	738,915	689,369
Weighted Average Exercise Price
Outstanding - beginning of year	$ 8.90	$ 7.48	$ 5.75
Granted	11.67	10.77	8.87
Exercised	8.06	5.48	2.34
Cancelled	10.01	8.09	5.73
Outstanding - year end	9.95	8.90	7.48	$ 9.95
Options exercisable at year-end	$ 8.66	$ 8.11	$ 6.35	$ 8.66
Aggregate intrinsic value
Outstanding - beginning of year	$ 2,508
Outstanding - year end	1,259	$ 2,508		$ 1,259
Options exercisable at year-end	$ 979	$ 1,508		$ 979